                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2001

Check here if Amendment  [  ]                     Amendment No.:    _______
       This Amendment (Check only one):           [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             K Capital Partners, LLC
Address:          75 Park Plaza
                  Boston, MA 02116

Form 13F File Number:  028-06203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Needham
Title:   Chief Administrative Officer
Phone:   617-646-7728

Signature, place and date of signing:

/s/ Robert T. Needham      , Boston, Massachusetts, May 11, 2001
---------------------------

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $568,370 (in thousands)

Pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, the institutional investment manager filing this report has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

----------------------------------------------------------------------------------------------------------------------
                                                                                   VALUE       SHRS OR    SH/   PUT/
NAME OF ISSUER                           TITLE OF CLASS          CUSIP            (X$1000)     PRN AMT    PRN   CALL
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Allmerica Finl Corp                     Common Stock            019754100              33453     644700    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Amazon Com Inc                          Common Stock            023135106               5269     515000    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Amer Express Co                         Common Stock            025816109              10821     262000    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Chemfirst Inc                           Common Stock            16361A106              22223     833900    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
CNH Global NV                           ADRS Stocks             N20935107               6584    1002200    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Comdisco Inc                            Common Stock            200336105               7200     900000    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Digex Inc                               Common Stock            253756100               7317     525000    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Dycom Inds Inc                          Common Stock            267475101               3870     300000    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Efficient Network                       Convrt Bonds            282056AB6               4963    5000000    PRN
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Grey Global Group In                    Common Stock            39787M108                648       1000    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
ICN Pharmaceuticals                     Common Stock            448924100               6543     257300    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
KPMG Consulting                         Common Stock            48265R109              38498    2961400    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Laser Mortgage Mgmt Inc                 Common Stock            51806D100               3746     955500    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Meristar Hotels & Resorts               Common Stock            589988104                399     229500    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
NASDAQ-100 Shares                       Common Stock            631100104               4502     115000    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Navigant Intl Inc                       Common Stock            63935R018                451      43200    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Network Associates Inc                  Convrt Bonds            640938AB2               8100   22500000    PRN
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Niagara Mohawk Holdings Inc             Common Stock            653520106              23329    1380400    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Omega Worldwide Inc                     Common Stock            68210B108                535     219412    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Oracle Corporation                      Common Stock            68389X105               5018     335000    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
PACTIV Corporation                      Common Stock            695257105               8298     685260    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Spherion Corp                           Common Stock            848420105               8278    1192800    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------

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----------------------------------------------------------------------------------------------------------------------
State Street Corp                       Common Stock            857477103              24088     257900    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Stet Hellas Telecom SA ADR              ADRS Stocks             859823106               7400     800000    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Terra Networks SA Spons ADR             ADRS Stocks             88100W103              16594    1800000    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
Triton PCS Holdings Inc                 Common Stock            89677M106               4944     148400    SH
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
US Airways Group Inc                    Common Stock            9119050RG               1440     300000    SH   PUT
--------------------------------------- ----------------------- ---------------- ------------ ------------------------
USX-Marathon Group                      Common Stock            902905827              19002     705100    SH
--------------------------------------------------------------------------------------------- ------------------------
Veritas Software Corp                   Common Stock            923436109              16632     359694    SH
----------------------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------
                                         INVESTMENT    OTHER            VOTING AUTHORITY
NAME OF ISSUER                           DISCRETION    MANAGERS     SOLE     SHARED    OTHER
--------------------------------------- ------------- ------------ --------------------------
Allmerica Finl Corp                     Sole                          644700
--------------------------------------- ------------- ------------ --------------------------
Amazon Com Inc                          Sole                          515000
--------------------------------------- ------------- ------------ --------------------------
Amer Express Co                         Sole                          262000
--------------------------------------- ------------- ------------ --------------------------
Chemfirst Inc                           Sole                          833900
--------------------------------------- ------------- ------------ --------------------------
CNH Global NV                           Sole                         1002200
--------------------------------------- ------------- ------------ --------------------------
Comdisco Inc                            Sole                          900000
--------------------------------------- ------------- ------------ --------------------------
Digex Inc                               Sole                          525000
--------------------------------------- ------------- ------------ --------------------------
Dycom Inds Inc                          Sole                          300000
--------------------------------------- ------------- ------------ --------------------------
Efficient Network                       Sole                         5000000
--------------------------------------- ------------- ------------ --------------------------
Grey Global Group In                    Sole                            1000
--------------------------------------- ------------- ------------ --------------------------
ICN Pharmaceuticals                     Sole                          257300
--------------------------------------- ------------- ------------ --------------------------
KPMG Consulting                         Sole                         2961400
--------------------------------------- ------------- ------------ --------------------------
Laser Mortgage Mgmt Inc                 Sole                          955500
--------------------------------------- ------------- ------------ --------------------------
Meristar Hotels & Resorts               Sole                          229500
--------------------------------------- ------------- ------------ --------------------------
NASDAQ-100 Shares                       Sole                          115000
--------------------------------------- ------------- ------------ --------------------------
Navigant Intl Inc                       Sole                           43200
--------------------------------------- ------------- ------------ --------------------------
Network Associates Inc                  Sole                        22500000
--------------------------------------- ------------- ------------ --------------------------
Niagara Mohawk Holdings Inc             Sole                         1380400
--------------------------------------- ------------- ------------ --------------------------
Omega Worldwide Inc                     Sole                          219412
--------------------------------------- ------------- ------------ --------------------------
Oracle Corporation                      Sole                          335000
--------------------------------------- ------------- ------------ --------------------------
PACTIV Corporation                      Sole                          685260
--------------------------------------- ------------- ------------ --------------------------
Spherion Corp                           Sole                         1192800
--------------------------------------- ------------- ------------ --------------------------


---------------------------------------------------------------------------------------------
State Street Corp                       Sole                          257900
--------------------------------------- ------------- ------------ --------------------------
Stet Hellas Telecom SA ADR              Sole                          800000
--------------------------------------- ------------- ------------ --------------------------
Terra Networks SA Spons ADR             Sole                         1800000
--------------------------------------- ------------- ------------ --------------------------
Triton PCS Holdings Inc                 Sole                          148400
--------------------------------------- ------------- ------------ --------------------------
US Airways Group Inc                    Sole                          300000
--------------------------------------- ------------- ------------ --------------------------
USX-Marathon Group                      Sole                          705100
--------------------------------------- ------------- ------------ --------------------------
Veritas Software Corp                   Sole                          359694
---------------------------------------------------------------------------------------------